Determination of fair value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary Of Fair Value Measurement Of Assets And Liabilities

Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	March, 31 2020
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	22,640,753	2,450,970	25,091,723	25,091,723
Derivative financial instruments	1,215	8,513,577	8,514,793	8,514,793
Fair value through other comprehensive income
Securities	4,896,387	—	4,896,387	4,896,387
Evaluated at amortized cost
Securities	—	1,267,826	1,267,826	1,267,826
Securities purchased under agreements to resell	—	14,916,794	14,916,794	14,916,794
Securities trading and intermediation	—	1,015,785	1,015,785	1,015,785
Accounts receivable	—	424,702	424,702	424,702
Loan operations	—	63,589	63,589	63,589
Other financial assets	—	25,472	25,472	25,472
Financial liabilities
Fair value through profit or loss
Securities loaned	721,131	—	721,131	721,131
Derivative financial instruments	—	7,526,075	7,526,075	7,526,075
Evaluated at amortized cost
Securities sold under repurchase agreements	—	21,111,301	21,111,301	21,111,301
Securities trading and intermediation	—	13,333,539	13,333,539	13,333,539
Borrowings and lease liabilities	—	644,184	644,184	644,439
Debentures	—	832,810	832,810	844,361
Accounts payables	—	265,197	265,197	265,197
Structured operations certificates	—	150,461	150,461	150,461
Other financial liabilities	—	31,485	31,485	31,485

	December 31, 2019
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	20,277,031	2,166,361	22,443,392	22,443,392
Derivative financial instruments	21,809	4,063,195	4,085,004	4,085,004

Fair value through other comprehensive income
Securities	2,616,118	—	2,616,118	2,616,118

Evaluated at amortized cost
Securities	—	3,914,923	3,914,923	2,266,971
Securities purchased under agreements to resell	—	9,490,090	9,490,090	9,490,090
Securities trading and intermediation	—	504,983	504,983	504,983
Accounts receivable	—	462,029	462,029	462,029
Loan operations	—	386	386	386
Other financial assets	—	19,805	19,805	19,805

Financial liabilities
Fair value through profit or loss
Securities loaned	2,021,707	—	2,021,707	2,021,707
Derivative financial instruments	—	3,229,236	3,229,236	3,229,236

Evaluated at amortized cost
Securities sold under repurchase agreements	—	15,638,407	15,638,407	15,638,407
Securities trading and intermediation	—	9,114,546	9,114,546	9,114,546
Borrowings and lease liabilities	—	633,781	633,781	637,484
Debentures	—	836,001	836,001	835,230
Accounts payables	—	266,813	266,813	266,813
Structured operations certificates	—	19,474	19,474	19,474
Other financial liabilities	—	79,127	79,127	79,157

Summary Of Fair Value Measurement Of Assets And Liabilities

	2019
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	20,277,031	2,166,361	22,443,392	22,443,392
Derivative financial instruments	21,809	4,063,195	4,085,004	4,085,004
Fair value through other comprehensive income
Securities	2,616,118	—	2,616,118	2,616,118
Evaluated at amortized cost
Securities	—	3,914,923	3,914,923	2,266,971
Securities purchased under agreements to resell	—	9,490,090	9,490,090	9,490,090
Securities trading and intermediation	—	504,983	504,983	504,983
Accounts receivable	—	462,029	462,029	462,029
Other financial assets	—	20,191	20,191	20,191
Financial liabilities
Fair value through profit or loss
Securities loaned	2,021,707	—	2,021,707	2,021,707
Derivative financial instruments	—	3,229,236	3,229,236	3,229,236
Evaluated at amortized cost
Securities sold under repurchase agreements	—	15,638,407	15,638,407	15,638,407
Securities trading and intermediation	—	9,114,546	9,114,546	9,114,546
Borrowings and lease liabilities	—	633,781	633,781	637,484
Debentures	—	836,001	836,001	835,230
Accounts payables	—	266,813	266,813	266,813
Other financial liabilities	—	98,601	98,601	98,631

	2018
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	5,259,591	1,031,380	6,290,971	6,290,971
Derivative financial instruments	6,599	1,685,432	1,692,031	1,692,031
Fair value through other comprehensive income
Securities	695,778	—	695,778	695,778
Evaluated at amortized cost
Securities	—	153,709	153,709	155,292
Securities purchased under agreements to resell	—	6,568,246	6,568,246	6,570,609
Securities trading and intermediation	—	898,312	898,312	898,312
Accounts receivable	—	219,200	219,200	219,200
Other financial assets	—	60,423	60,423	60,423
Financial liabilities
Fair value through profit or loss
Securities loaned	1,259,579	—	1,259,579	1,259,579
Derivative financial instruments	—	991,399	991,399	991,399
Evaluated at amortized cost
Securities sold under repurchase agreements	—	6,792,316	6,792,316	6,640,694
Securities trading and intermediation	—	5,306,628	5,306,628	5,306,628
Borrowings	—	459,487	459,487	469,609
Debentures	—	406,540	406,540	406,538
Accounts payables	—	134,579	134,579	134,579
Other financial liabilities	—	7,011	7,011	7,011